Patents and Licensed Technologies, Net - Schedule of Patents and Licensed Technologies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Intangibles, beginning
Intangibles, ending	1,163,816
Accumulated amortization	290,952		$ 482,125
Net Book Value	872,864		$ 4,234,762
Photomedex, Inc. [Member]
Intangibles, beginning	1,118,000
Translation differences	(285,000)
Intangibles, ending	221,000	1,118,000
Accumulated amortization	184,000	3,296,000
Net Book Value		241,000
Patents And Licensed Technologies [Member] | Photomedex, Inc. [Member]
Intangibles, beginning	3,376,000	7,027,000
Additions (disposals)	(177,000)	(177,000)
Translation differences	36,000	30,000
Intangibles, ending	3,235,000	3,376,000
Accumulated amortization	(1,974,000)	(3,843,000)
Impairment (See Note 7 below)	(1,261,000)	(1,424,000)
Net Book Value		$ 1,613,000